Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 11,271,552	$ 11,304,319	$ 3,878,435
Less: accumulated depreciation	(3,322,402)	(3,335,041)	(3,304,457)
Property and equipment, net	7,949,150	7,969,278	573,978
Land [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	347,856	363,416	361,193
Construction-in-Progress [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	7,400,000	7,400,000
Buildings and Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,222,222	2,227,431	2,226,687
Machinery and Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,133,899	1,138,675	1,116,789
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 167,575	$ 174,797	$ 173,766